Debt - Summary of Future Principal Payments (Detail) $ in Thousands	Jan. 31, 2021 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 11,667
2023	17,500
2024	5,833
Total payments	$ 35,000